Financial Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Financial Expenses [Line Items]
Interest on mining royalties (a)	$ 144,815	[1]	$ 0	[1]	$ 0
Interest on senior unsecured credit facility (Note 11(a))	44,678	[1]	51,155	[1]	35,255
Other financial expenses (b)	7	[2]	830	[2]	41
Interest on shareholder loans (Note 11(b))	7,992	[2]	19,836	[2]	1,181
Extinguishment debt - debt issuance cost	6,266		0		0
Amortisation of debt issuance costs	4,479		8,901		5,927
Capitalized Interest	(2,252)		(1,334)		(33,719)
Finance costs	34,623		$ 31,580		$ 27,572
Interest on royalty penalties for december two thousand six through two thousand eight	141,700
Interest on Net Asset Tax	$ 3,100

[1]	Represents financial expenses related to interest on royalties, interest paid on the royalty installment payment program and interest on royalty penalties for the period December 2006 through the year 2008 of US$141.7 million and interest on ITAN 2012 of US$3.1 million (see Note 14(d)).
[2]	Primarily represents interest and interest on penalties on income and non-income tax contingencies related to SUNAT assessments for prior years in which the Company expects to obtain an unfavorable result.